Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended
	May 31, 2024	May 28, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025
Cambria Chesapeake Pure Trend ETF
Account Value [Line Items]
Accumulated Value	$ 9,967	$ 10,000	$ 9,620	$ 9,297	$ 8,908	$ 9,086	$ 8,286	$ 8,453	$ 8,321	$ 8,317	$ 7,951	$ 7,813	$ 7,261	$ 7,202	$ 7,350
SG CTA Index
Account Value [Line Items]
Accumulated Value	9,839	10,000	9,637	9,418	9,104	9,209	8,916	9,079	9,194	9,251	9,012	8,962	8,565	8,414	8,495
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 9,948	$ 10,000	$ 10,305	$ 10,431	$ 10,684	$ 10,912	$ 10,813	$ 11,448	$ 11,175	$ 11,486	$ 11,336	$ 10,697	$ 10,625	$ 11,294	$ 11,868